Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share, Basic and Diluted

	For the Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands, except per share data)
Net income applicable to common shares:
Net income from continuing operations	$186,511	$145,531	$8,861
Net income from discontinued operations	13,248	9,134	13,877
Total net income	$199,759	$154,665	$22,738

Average number of common shares outstanding	179,529,613	186,713,020	186,663,593
Less: Average unallocated ESOP shares	(14,019,256)	(14,520,684)	(14,851,058)
Average number of common shares outstanding used to calculate basic earnings per common share	165,510,357	172,192,336	171,812,535
Common stock equivalents - restricted stock awards and units	138,214	59,721	—
Average number of common shares outstanding used to calculate diluted earnings per common share	165,648,571	172,252,057	171,812,535

Basic earnings per share
Basic earnings per share from continuing operations	$1.13	$0.85	$0.05
Basic earnings per share from discontinued operations	0.08	0.05	0.08
Basic earnings per share	$1.21	$0.90	$0.13

Diluted earnings per share
Diluted earnings per share from continuing operations	$1.13	$0.85	$0.05
Diluted earnings per share from discontinued operations	0.08	0.05	0.08
Diluted earnings per share	$1.21	$0.90	$0.13